Stockholders' Deficiency - Summary of Warrants Activity (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015		Dec. 31, 2014
Equity [Abstract]
Number of Shares Warrants outstanding	61,043,591	54,088,323		37,895,137
Number of Shares Warrants granted	3,857,143	8,330,014		18,825,355
Number of Shares Warrants exercised				(959,000)
Number of Shares Warrants canceled/forfeited/expired	(9,516,707)	(1,374,746)		(1,673,169)
Number of Shares Warrants outstanding	55,384,027	61,043,591		54,088,323
Number of Shares Warrants exercisable	55,384,027	61,043,591
Weighted Average Exercise Price Warrants outstanding at Beginning Balance	$ 1.08 [1]	$ 1.28		$ 1.42
Weighted Average Exercise Price Warrants granted	0.92	.87		1.00
Weighted Average Exercise Price Warrants exercised				0.69
Weighted Average Exercise Price Warrants canceled/forfeited/expired	2.08	1.55		1.58
Weighted Average Exercise Price Warrants outstanding at Ending Balance	0.89	1.08	[1]	$ 1.28
Weighted Average Exercise Price Warrants exercisable	$ 0.89	$ 1.08	[1]
Weighted Average Remaining Life In Years Outstanding	2 years 7 months 6 days	2 years 8 months 12 days
Weighted Average Remaining Life In Years Exercisable	2 years 7 months 6 days	2 years 8 months 12 days
Aggregate Intrinsic Value Outstanding	$ 56
Aggregate Intrinsic Value Exercisable	$ 56

[1]	During 2015, the exercise price of warrants to purchase an aggregate of 19,599,999 shares of common stock was reduced to $0.70 per share from exercise prices ranging from $1.05 to $1.00 per share.